Eagle Point Institutional Income Fund & Subsidiaries

Consolidated Schedule of Investments

As of September 30, 2024

(expressed in U.S. dollars)

(Unaudited)

Issuer (1)	Investment (2)	Acquisition Date (3)	Principal Amount	Cost	Fair Value (4)	% of Net Assets
Investments at Fair Value (5)
CLO Debt (6)
Structured Finance
United States
Tralee CLO VII, Ltd.	Secured Note - Class E, 12.94% (3M SOFR + 7.65%, due 04/25/2034)	06/02/22	$550,000	$494,009	$539,770	0.59%
Total CLO Debt				494,009	539,770	0.59%

CLO Equity (7)
Structured Finance
United States
Ares LXII CLO Ltd.	Subordinated Note (effective yield 19.25%, maturity 01/25/2034) (8)	01/18/24	4,750,000	3,158,488	3,077,520	3.34%
Ares LXIV CLO Ltd.	Subordinated Note (effective yield 17.52%, maturity 04/15/2035) (8)	01/26/23	837,500	566,760	594,387	0.65%
Ares LXV CLO Ltd.	Subordinated Note (effective yield 19.87%, maturity 07/25/2034) (8)	04/16/24	1,050,000	725,160	754,711	0.82%
Ares LXIX CLO Ltd.	Income Note (effective yield 23.24%, maturity 04/15/2037) (8) (9)	01/31/24	4,850,000	3,495,686	4,339,903	4.71%
Ares LXXII CLO Ltd.	Income Note (effective yield 20.75%, maturity 07/15/2036) (8) (9)	06/21/24	4,050,000	2,982,779	2,940,747	3.19%
Ares Loan Funding IV, Ltd.	Subordinated Note (effective yield 16.47%, maturity 10/15/2036) (8)	04/23/24	4,925,000	3,513,946	3,528,461	3.83%
Bain Capital Credit CLO 2021-2, Limited	Subordinated Note (effective yield 20.35%, maturity 07/16/2034) (8)	08/09/23	4,250,000	2,071,426	1,879,439	2.04%
Bain Capital Credit CLO 2021-7, Limited	Subordinated Note (effective yield 17.10%, maturity 01/22/2035) (8)	09/05/23	3,450,000	1,986,648	1,559,738	1.69%
Bardot CLO, Ltd.	Subordinated Note (effective yield 33.20%, maturity 10/22/2032) (8) (9)	11/22/22	275,000	150,670	106,070	0.12%
Barings CLO Ltd. 2021-II	Subordinated Note (effective yield 15.68%, maturity 07/15/2034) (8)	09/07/22	600,000	404,462	317,248	0.34%
Barings CLO Ltd. 2022-II	Income Note (effective yield 34.57%, maturity 07/15/2072) (8) (9)	06/21/22	1,000,000	352,464	569,639	0.62%
Barings CLO Ltd. 2024-II	Income Note (effective yield 19.90%, maturity 07/15/2039) (8) (9)	05/31/24	4,300,000	2,971,900	3,412,129	3.70%
Battalion CLO XXIII Ltd.	Income Note (effective yield 19.17%, maturity 07/15/2036) (8) (9)	05/19/22	1,225,000	609,472	555,064	0.60%
Bear Mountain Park CLO, Ltd.	Income Note (effective yield 29.44%, maturity 07/15/2035) (8) (9)	07/13/22	550,000	447,144	630,140	0.68%
Belmont Park CLO, Ltd.	Income Note (effective yield 17.16%, maturity 04/15/2037) (8) (9)	02/21/24	3,450,000	2,499,629	2,670,426	2.90%
BlueMountain CLO XXIV Ltd.	Subordinated Note (effective yield 16.38%, maturity 04/20/2034) (8)	05/31/22	750,000	445,735	316,312	0.34%
Carlyle US CLO 2021-6 Ltd.	Subordinated Note (effective yield 22.18%, maturity 07/15/2034) (8)	09/06/24	5,000,000	2,356,250	2,371,467	2.57%
Carlyle US CLO 2021-10, Ltd.	Subordinated Note (effective yield 14.86%, maturity 10/20/2034) (8)	08/16/23	1,400,000	871,042	717,603	0.78%
Carlyle US CLO 2022-2, Ltd.	Subordinated Note (effective yield 16.82%, maturity 04/20/2035) (8)	08/15/23	2,775,000	1,919,741	1,687,809	1.83%
Carlyle US CLO 2023-3, Ltd.	Income Note (effective yield 10.90%, maturity 10/15/2036) (8) (9)	07/06/23	1,000,000	718,935	607,073	0.66%
CIFC Funding 2019-II Ltd	Subordinated Note (effective yield 19.71%, maturity 04/17/2030) (8)	09/10/24	4,510,000	3,214,503	3,223,421	3.50%
CIFC Funding 2019-V, Ltd.	Subordinated Note (effective yield 18.10%, maturity 01/15/2035) (8)	02/07/23	800,000	564,203	550,579	0.60%
CIFC Funding 2019-VI Ltd	Subordinated Note (effective yield 16.08%, maturity 01/16/2033) (8)	09/10/24	3,700,000	3,033,075	3,011,679	3.27%
CIFC Funding 2020-II, Ltd.	Subordinated Note (effective yield 20.68%, maturity 10/20/2034) (8)	12/14/22	650,000	447,564	444,402	0.48%
CIFC Funding 2022-IV, Ltd.	Subordinated Note (effective yield 17.17%, maturity 07/16/2035) (8)	10/23/23	2,400,000	1,899,984	1,879,610	2.04%
CIFC Funding 2022-VI, Ltd.	Income Note (effective yield 11.79%, maturity 07/16/2035) (8) (9)	08/01/22	600,000	477,226	536,650	0.58%
CIFC Funding 2023-I, Ltd.	Income Note (effective yield 17.16%, maturity 10/15/2037) (8) (9)	09/14/23	4,350,000	3,270,264	3,533,246	3.84%
Clover CLO 2019-1 Ltd.	Subordinated Note (effective yield 16.65%, maturity 04/18/2035) (8)	02/15/24	1,831,800	1,288,584	1,295,898	1.41%
Clover CLO 2021-2, Ltd.	Subordinated Note (effective yield 21.02%, maturity 07/20/2034) (8)	08/09/23	2,150,000	1,403,024	1,493,601	1.62%
Dryden 78 CLO Ltd.	Subordinated Note (effective yield 18.71%, maturity 04/17/2033) (8)	07/31/24	5,950,000	2,989,875	2,828,818	3.07%
Dryden 94 CLO, Ltd.	Income Note (effective yield 12.77%, maturity 07/15/2037) (8) (9)	04/28/22	4,775,000	2,823,846	2,266,322	2.46%
Dryden 109 CLO, Ltd.	Subordinated Note (effective yield 18.30%, maturity 04/20/2035) (8)	02/15/23	2,550,000	1,669,901	1,424,370	1.55%
Eaton Vance CLO 2020-1, Ltd.	Subordinated Note (effective yield 17.19%, maturity 10/15/2034) (8) (9)	08/08/23	2,435,000	1,629,196	1,709,204	1.86%
Eaton Vance CLO 2020-2, Ltd.	Subordinated Note (effective yield 16.98%, maturity 01/15/2035) (8) (9)	09/16/22	800,000	509,111	502,317	0.55%
Elmwood CLO 14 Ltd.	Subordinated Note (effective yield 16.26%, maturity 04/20/2035) (8)	06/06/23	1,000,000	685,818	709,082	0.77%
Elmwood CLO 17 Ltd.	Subordinated Note (effective yield 21.24%, maturity 07/17/2035) (8)	04/25/23	650,000	451,951	560,066	0.61%
Elmwood CLO 21 Ltd.	Subordinated Note (effective yield 11.60%, maturity 10/20/2036) (8)	10/26/23	2,900,000	1,832,736	1,699,433	1.85%
Generate CLO 3 Ltd.	Subordinated Note (effective yield 14.48%, maturity 10/20/2036) (8)	04/23/24	5,874,000	3,338,235	2,845,748	3.09%
Generate CLO 4 Ltd.	Subordinated Note (effective yield 16.58%, maturity 04/20/2032) (8)	09/24/24	1,125,000	862,031	860,279	0.93%
Generate CLO 9 Ltd.	Subordinated Note (effective yield 21.21%, maturity 10/20/2034) (8)	05/31/22	600,000	433,978	427,034	0.46%
Invesco CLO 2022-2, Ltd.	Subordinated Note (effective yield 20.16%, maturity 07/20/2035) (8)	08/14/24	1,550,000	933,875	923,800	1.00%
Invesco CLO 2022-2, Ltd.	Class Y Note (effective yield 20.16%, maturity 07/20/2035) (8)	08/14/24	120,000	24,000	33,546	0.04%
Kings Park CLO, Ltd.	Subordinated Note (effective yield 24.92%, maturity 01/21/2035) (8)	04/27/23	925,000	532,958	605,193	0.66%
Madison Park Funding XXXIV, Ltd.	Subordinated Note (effective yield 21.09%, maturity 04/25/2048) (8)	09/27/22	850,000	478,312	494,177	0.54%
Madison Park Funding LII, Ltd.	Subordinated Note (effective yield 14.36%, maturity 01/22/2035) (8)	03/13/24	4,200,000	2,795,273	2,320,284	2.52%
Madison Park Funding LXII, Ltd.	Subordinated Note (effective yield 12.03%, maturity 07/17/2036) (8)	07/27/23	1,300,000	950,931	796,311	0.86%
Morgan Stanley Eaton Vance CLO 2023-20, Ltd.	Subordinated Note (effective yield 13.29%, maturity 01/20/2037) (8)	05/08/24	3,780,000	2,980,144	2,646,527	2.87%
OCP CLO 2019-17, Ltd.	Preferred Share (effective yield 14.49%, maturity 07/20/2037) (8)	09/03/24	4,940,000	2,976,350	2,946,488	3.20%
OCP CLO 2020-20, Ltd.	Subordinated Note (effective yield 14.50%, maturity 04/18/2037) (8)	04/25/24	2,000,000	1,523,110	1,437,161	1.56%
OCP CLO 2021-22, Ltd.	Preferred Share (effective yield 12.30%, maturity 12/02/2034) (8)	05/08/24	1,650,000	1,204,157	1,011,322	1.10%
OCP CLO 2021-22, Ltd.	Subordinated Note (effective yield 12.30%, maturity 12/02/2034) (8)	05/08/24	1,500,000	1,094,688	919,384	1.00%
OCP CLO 2023-30, Ltd.	Subordinated Note (effective yield 12.36%, maturity 01/24/2037) (8)	05/10/24	4,425,000	3,448,932	3,252,574	3.53%
Octagon Investment Partners 45, Ltd.	Subordinated Note (effective yield 18.10%, maturity 04/15/2035) (8)	07/27/23	1,600,000	901,065	751,482	0.82%
Octagon 58, Ltd.	Income Note (effective yield 17.74%, maturity 07/15/2037) (8) (9)	04/21/22	3,000,000	1,987,503	1,711,413	1.86%
Point Au Roche Park CLO, Ltd.	Subordinated Note (effective yield 21.71%, maturity 07/20/2034) (8)	08/07/23	2,275,000	1,410,976	1,467,884	1.59%
Regatta XXI Funding Ltd.	Subordinated Note (effective yield 14.96%, maturity 10/20/2034) (8)	06/10/22	650,000	440,399	397,088	0.43%
Regatta XXII Funding Ltd.	Subordinated Note (effective yield 20.71%, maturity 07/20/2035) (8)	06/20/23	1,000,000	683,566	773,855	0.84%
Regatta XXIV Funding Ltd.	Subordinated Note (effective yield 17.14%, maturity 01/20/2035) (8)	02/14/23	700,000	426,171	406,339	0.44%
Rockford Tower CLO 2022-3, Ltd.	Subordinated Note (effective yield 43.08%, maturity 01/20/2035) (8)	07/27/23	1,400,000	605,240	1,033,195	1.12%
RR 23 Ltd.	Subordinated Note (effective yield 14.46%, maturity 10/15/2035) (8)	10/12/23	3,250,000	1,895,943	1,927,129	2.09%
Shackleton 2019-XIV CLO, Ltd.	Subordinated Note (effective yield 18.00%, maturity 07/20/2034) (8)	01/24/24	3,800,000	2,816,260	2,603,489	2.83%
Venture 45 CLO, Ltd.	Subordinated Note (effective yield 22.82%, maturity 07/20/2035) (8)	09/19/22	1,275,000	692,828	426,580	0.46%
Wind River 2022-1 CLO Ltd.	Subordinated Note (effective yield 18.44%, maturity 07/20/2035) (8)	08/15/23	3,118,610	1,955,461	1,367,468	1.48%
Wind River 2022-2 CLO Ltd.	Income Note (effective yield 17.47%, maturity 07/20/2035) (8) (9)	06/03/22	600,000	400,400	276,916	0.30%
Total CLO Equity				98,231,984	94,967,250	103.09%

Loan Accumulation Facilities (10)
Structured Finance
United States
Steamboat XLVIII Ltd.	Loan Accumulation Facility (8)	04/08/24	1,706,250	1,706,250	1,716,925	1.86%
Steamboat XLIX Ltd.	Loan Accumulation Facility (8)	06/03/24	1,425,000	1,425,000	1,427,191	1.55%
Steamboat LI Ltd.	Loan Accumulation Facility (8)	09/27/24	356,250	356,250	356,332	0.39%
Total Loan Accumulation Facilities				3,487,500	3,500,448	3.80%

Total investments at fair value as of September 30, 2024				$102,213,493	$99,007,468	107.48%

Net assets above (below) fair value of investments					(6,900,422)

Net Assets as of September 30, 2024					$92,107,046

Eagle Point Institutional Income Fund & Subsidiaries

Consolidated Schedule of Investments

As of September 30, 2024

(expressed in U.S. dollars)

(Unaudited)

Footnotes to Schedule of Investments

(1)	The Fund is not affiliated with, nor does it "control" (as such term is defined in the Investment Fund Act of 1940 (the "1940 Act")), any of the issuers listed. In general, under the 1940 Act, the Fund would be presumed to "control" an issuer if it owned 25% or more of its voting securities.
(2)	All securities exempt from registration under the Securities Act of 1933, and are deemed to be “restricted securities”.
(3)	Acquisition date represents the initial purchase date of investment.
(4)	Fair value is determined by the Adviser in accordance with written valuation policies and procedures, subject to oversight by the Fund’s Board of Trustees, in accordance with Rule 2a-5 under the 1940 Act.
(5)	Country represents the principal country of risk where the investment has exposure.
(6)	Variable rate investment. Interest rate shown reflects the rate in effect at the reporting date. Investment description includes the reference rate and spread.
(7)	CLO subordinated notes and income notes are considered CLO equity positions. CLO equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying assets less contractual payments to debt holders and fund expenses. The effective yield is estimated based upon the current projection of the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. It is the Fund's policy to update the effective yield for each CLO equity position held within the Fund’s portfolio at the initiation of each investment and each subsequent quarter thereafter. The effective yield and investment cost may ultimately not be realized. As of September 30, 2024, the Fund's weighted average effective yield on its aggregate CLO equity positions, based on current amortized cost, was 17.49%.
(8)	Classified as Level III investments.
(9)	Fair value includes the Fund's interest in fee rebates on CLO subordinated and income notes.
(10)	Loan accumulation facilities are financing structures intended to aggregate loans that may be used to form the basis of a CLO vehicle.

Reference Key:

SOFR	Secured Overnight Financing Rate